Note 13 - Intellectual Property - License Agreements (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Number of License Agreements	3
Royalty Expense	$ 5.1	$ 4.8	$ 3.7
License Costs	$ 0.2	$ 0.1	$ 0.3
Aggregate Royalty Rate, Percent of Gross Product and Service Revenue	8.00%	10.00%	10.00%